Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 1,236,747	$ 682,860	$ 22,550
Inventory	21,581
Prepaid expenses	84,382	11,745
TOTAL CURRENT ASSETS	1,342,710	694,605	22,550
FIXED ASSETS
Property and equipment, net of accumulated depreciation of $3,863	102,420	117,499
TOTAL FIXED ASSETS	102,420	117,499
OTHER ASSETS
Deposits	16,942	16,942
Right of use - asset	133,433	174,241
TOTAL OTHER ASSETS	150,375	191,183
TOTAL ASSETS	1,595,505	1,003,287	22,550
CURRENT LIABILITIES
Accounts payable and accrued liabilities	89,059	33,675
Payroll tax liabilities	8,200	2,717
Right-of-use liability - operating lease	61,917	56,725
TOTAL CURRENT LIABILITIES	159,176	260,577	39,270
LONG-TERM LIABILITIES
Right-of-use liability - operating lease	81,508	128,680
TOTAL LONG-TERM LIABILITIES	81,508	128,680
TOTAL LIABILITIES	240,684	389,257	39,270
COMMITMENTS AND CONTINGENCIES (SEE NOTE 9)
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock (par value $.0001, 200,000,000 shares authorized, of which 13,365,000 and 8,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively)	1,679	1,337	800
Additional paid in capital	10,013,268	2,628,449	181
Accumulated deficit	(8,660,126)	(2,015,756)	(17,701)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	1,354,821	614,030	(16,720)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,595,505	1,003,287	22,550
Related Party [Member]
CURRENT LIABILITIES
Notes payable		89,200	39,270
Nonrelated Party [Member]
CURRENT LIABILITIES
Notes payable		$ 78,260